Composition of Corporation Long-Term Debt Which Includes Capital Lease Obligations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Jun. 30, 2012 3.875% Notes	Jun. 30, 2012 10% Zero Coupon Notes	Jun. 30, 2012 10%-14.25% Zero Coupon Notes	Jun. 30, 2012 2.75% Notes	Sep. 30, 2010 2.75% Notes	Jun. 30, 2012 4.1% Notes	Jun. 30, 2012 6.125% Notes
Debt Instrument [Line Items]
Senior debt, minimum interest rate			10.00%
Senior debt, fixed interest rate	3.875%	10.00%		2.75%	2.75%	4.10%	6.125%
Senior debt, maximum interest rate			14.25%
Debt instrument, face value		$ 19	$ 105		$ 400